Revenues	6 Months Ended
Jun. 30, 2025
Revenues [Abstract]
REVENUES

NOTE 12 — REVENUES

The following tables present a breakdown of our revenue categories presented within our condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2025 and 2024.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Equity and Option Order Flow Income:
Option order flow rebates	$49,065,412	$30,257,156	$94,339,846	$60,145,364
Equity order flow rebates	19,623,426	13,059,779	38,460,174	27,083,688
Total	$68,688,838	$43,316,935	$132,800,020	$87,229,052

Interest and Other Related Income:
Stock lending	$7,637,688	$7,792,949	$13,042,625	$13,476,129
Margin financing	8,617,766	7,022,208	17,519,653	14,409,646
Client bank deposits	17,936,187	13,558,841	32,553,378	29,462,459
Corporate bank deposits	2,094,892	3,524,793	4,310,941	7,048,186
Total	$36,286,533	$31,898,791	$67,426,597	$64,396,420

Handling Charge Income:
Options	7,104,325	$6,456,829	$15,479,547	$13,824,124
Platform and trading fees	13,001,178	3,908,597	22,172,966	6,245,811
Total	$20,105,503	$10,365,426	$37,652,513	$20,069,935

Other Revenue:
Data subscription income	2,037,609	$1,772,544	$4,021,956	$3,387,901
Co-marketing income	–	56,243	–	187,530
Syndicate fees	112,454	238,746	403,475	386,268
Lease income	301,669	283,895	604,397	567,831
Foreign exchange fee	737,002	256,381	1,314,638	417,236
Non-trading rebates	1,151,208	–	1,869,991	–
Proxy income	2,048,315	1,692,805	2,694,888	2,121,748
Other	24,219	14,122	73,710	67,687
Total	$6,412,476	$4,314,736	$10,983,055	$7,136,201